PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated July 8, 2019
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

AST Emerging Managers Diversified Portfolio, AST Morgan Stanley Multi-Asset Portfolio, AST Wellington Management Real Total Return Portfolio
As previously disclosed, the Board of Trustees of Advanced Series Trust approved the liquidation of these three Portfolios. The liquidation was subject to the approval of a plan of substitution by the shareholders of the Portfolios. Such approval has been obtained, and the Portfolios were liquidated as of the close of business on June 28, 2019.

In the “Summary of Contract Fees and Charges” section of the Prospectus, the following replaces the Total Annual Underlying Portfolio Operating Expense chart.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Underlying Portfolio Operating Expenses	0.31%	2.73%

In the “Expense Examples” section of each respective prospectus, the Expense Examples are replaced with the following:

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY (For Annuities purchased prior to February 25, 2013)

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,168	$2,414	$3,674	$6,643
If you annuitize your annuity at the end of the applicable time period: [1]	$668	$2,014	$3,374	$6,643
If you do not surrender your annuity:	$668	$2,014	$3,374	$6,643
1 Your ability to annuitize in the first Annuity Year may be limited.

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PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY (For Annuities issued on or after February 25, 2013)
Flexible Premium Deferred Annuity Offering Highest Daily Lifetime® Income v2.1 Optional Benefits:

	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,188	$2,471	$3,767	$6,809
If you annuitize your annuity at the end of the applicable time period: [1]	$688	$2,071	$3,467	$6,809
If you do not surrender your annuity:	$688	$2,071	$3,467	$6,809
1 Your ability to annuitize in the first Annuity Year may be limited.

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY
Flexible Premium Deferred Annuity Offering Highest Daily Lifetime® Income v3.0 Optional Living Benefits
(For Annuities issued on or after February 10, 2014)
Expense Examples If An Optional Living Benefit Is Elected are provided as follows:

	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,057	$2,101	$3,187	$5,846	$988	$1,898	$2,857	$5,240
If you annuitize your annuity at the end of the applicable time period: [1]	$557	$1,701	$2,887	$5,846	$488	$1,498	$2,557	$5,240
If you do not surrender your annuity:	$557	$1,701	$2,887	$5,846	$488	$1,498	$2,557	$5,240
1 Your ability to annuitize in the first 3 Annuity Years may be limited.
Expense Examples If An Optional Living Is Not Elected are provided as follows:

	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$984	$1,853	$2,723	$4,653	$739	$1,125	$1,524	$2,331
If you annuitize your annuity at the end of the applicable time period: [1]	$484	$1,453	$2,423	$4,653	$239	$725	$1,224	$2,331
If you do not surrender your annuity:	$484	$1,453	$2,423	$4,653	$239	$725	$1,224	$2,331
1 Your ability to annuitize in the first Annuity Year may be limited.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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